Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Revenues
Total revenues	$ 49,402,956	$ 50,466,155		$ 65,953,672
Cost of revenues
Total cost of revenues	38,349,881	37,920,511		47,585,967
Gross profit	11,053,075	12,545,644		18,367,705
Operating expenses
Sales and marketing expenses	13,333,409	21,315,481		22,448,015
General and administrative expenses	5,988,492	7,040,211		21,392,769
Total operating expenses	19,321,901	28,355,692		43,840,784
Loss from operations	(8,268,826)	(15,810,048)		(25,473,079)
Other income (expenses), net
Interest income	2,081,575	295,828		229,045
Interest expense		(509,208)		(741,582)
Accretion of financing cost		(1,353,661)		(1,376,458)
Fair value loss				(3,747,100)
Other income (expenses), net	276,905	(1,745,647)		94,900
Total other income (expenses), net	2,358,480	(3,312,688)		(5,541,195)
Loss before income taxes from continuing operations	(5,910,346)	(19,122,736)		(31,014,274)
Income tax expense		(21,624)		(286,335)
Net loss from continuing operations	(5,910,346)	(19,144,360)		(31,300,609)
Discontinued operations:
Loss from discontinued operations, net of income taxes	(58,576)	(323,692)		(4,941,640)
Gain on disposal of discontinued operations, net of tax	2,827,017
Net income (loss) from discontinued operations	2,768,441	(323,692)		(4,941,640)
Net loss	(3,141,905)	(19,468,052)		(36,242,249)
Net loss attributable to shareholders	(979,240)	(19,387,129)		(35,006,839)
Net loss attributable to non-controlling interests	(2,162,665)	(80,923)		(1,235,410)
Net loss	(3,141,905)	(19,468,052)		(36,242,249)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	(1,120,662)	(62,877)		(6,184,172)
Total comprehensive loss	$ (4,262,567)	$ (19,530,929)		$ (42,426,421)
Net loss per ordinary share - basic (in Dollars per share)	$ (0.81)	$ (1,196.74)		$ (15,043.76)
Net loss per ordinary share - diluted (in Dollars per share)	$ (0.81)	$ (1,196.74)		$ (14,852.29)
Weighted average number of ordinary shares outstanding - basic (in Shares)	1,204,559	16,200	[1]	2,327	[2]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	1,204,559	16,200	[1]	2,357	[2]
Installation and maintenance
Revenues
Total revenues	$ 32,117,882	$ 29,773,730		$ 41,177,200
Cost of revenues
Total cost of revenues	23,796,369	22,015,277		27,989,959
Housekeeping
Revenues
Total revenues	15,861,366	15,409,924		17,210,122
Cost of revenues
Total cost of revenues	13,685,042	13,194,887		14,453,168
Senior care services
Revenues
Total revenues	353,404	4,025,456		6,515,953
Cost of revenues
Total cost of revenues	142,851	2,188,798		4,471,015
Educational consulting services
Revenues
Total revenues	1,070,304	1,257,045		1,050,397
Cost of revenues
Total cost of revenues	$ 725,619	$ 521,549		$ 671,825

[1]	Retrospectively restated for effect of reverse stock splits on September 24, 2024 and May 30, 2025.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025.